Taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
NONCURRENT ASSETS
Noncurrent assets, beginning	R$ 2,329,901	R$ 3,160,016
Noncurrent assets, recognized in income	(321,471)	(459,129)
Noncurrent assets, Other		(247,408)
Noncurrent assets, recognized comprehensive income	96,808	(123,578)
Noncurrent assets, reclassification	396,158
Noncurrent assets, ending	2,501,396	2,329,901
NONCURRENT LIABILITIES
Noncurrent liabilities, beginning	3,051,185	3,089,121
Noncurrent liabilities, recognized in income	59,961	(37,693)
Noncurrent liabilities,Other		0
Noncurrent liabilities, reclassification	380,732
Non Current Liabilties Recognized comprehensive income	710	(243)
Noncurrent liabilities, ending	3,492,588	3,051,185
Net, beginning	(721,284)	70,895
Net, recognized in income	(381,432)	(421,436)
Net Other net		(247,408)
Net, reclassification	15,426
Net, recognized comprehensive income	96,098	(123,335)
Net, ending	(991,192)	(721,284)
Assets presented in the Statement of Financial Position, Beginning	1,174,175	1,757,688
Assets presented in the Statement of Financial Position Ending	991,404	1,174,175
Liabilities presented in the Statement of Financial Position, Beginning	(1,895,459)	(1,686,793)
Liabilities presented in the Statement of Financial Position, Ending	(1,982,596)	(1,895,459)
Post Employment Benefits [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	393,835	504,612
Noncurrent assets, recognized in income	9,815	12,801
Noncurrent assets, Other		0
Noncurrent assets, recognized comprehensive income	96,808	(123,578)
Noncurrent assets, reclassification	0
Noncurrent assets, ending	500,458	393,835
Tax Losses And Negative Tax Basis [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	219,538	103,285
Noncurrent assets, recognized in income	105,573	345,316
Noncurrent assets, Other		(229,063)
Noncurrent assets, recognized comprehensive income	0	0
Noncurrent assets, reclassification	149,485
Noncurrent assets, ending	474,596	219,538
Legal proceedings provision [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	298,253	592,478
Noncurrent assets, recognized in income	(24,483)	(294,225)
Noncurrent assets, Other		0
Noncurrent assets, recognized comprehensive income	0	0
Noncurrent assets, reclassification	1,815
Noncurrent assets, ending	275,585	298,253
Provision For Allocation Of P I S And Cofins Credits [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	537,400	649,412
Noncurrent assets, recognized in income	(276,022)	(112,012)
Noncurrent assets, Other		0
Noncurrent assets, recognized comprehensive income	0	0
Noncurrent assets, reclassification	0
Noncurrent assets, ending	261,378	537,400
Effects of business combination [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	10,468	5,248
Noncurrent assets, recognized in income	(44,485)	5,220
Noncurrent assets, Other		0
Noncurrent assets, recognized comprehensive income	0	0
Noncurrent assets, reclassification	239,294
Noncurrent assets, ending	205,277	10,468
NONCURRENT LIABILITIES
Noncurrent liabilities, beginning	0	0
Noncurrent liabilities, recognized in income	277,123	0
Noncurrent liabilities,Other		0
Noncurrent liabilities, reclassification	0
Non Current Liabilties Recognized comprehensive income	0	0
Noncurrent liabilities, ending	277,123	0
Fair Value Purchase And Sale Of Power [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	131,171	256,220
Noncurrent assets, recognized in income	49,521	(125,049)
Noncurrent assets, Other		0
Noncurrent assets, recognized comprehensive income	0	0
Noncurrent assets, reclassification
Noncurrent assets, ending	180,692	131,171
NONCURRENT LIABILITIES
Noncurrent liabilities, beginning	237,078	374,573
Noncurrent liabilities, recognized in income	55,832	(137,495)
Noncurrent liabilities,Other		0
Noncurrent liabilities, reclassification	0
Non Current Liabilties Recognized comprehensive income	0	0
Noncurrent liabilities, ending	292,910	237,078
Expected Credit Losses [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	127,585	140,956
Noncurrent assets, recognized in income	1,571	(13,371)
Noncurrent assets, Other		0
Noncurrent assets, recognized comprehensive income	0	0
Noncurrent assets, reclassification	3,127
Noncurrent assets, ending	132,283	127,585
Lease liabilities [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	74,014	74,662
Noncurrent assets, recognized in income	8,539	(648)
Noncurrent assets, Other		0
Noncurrent assets, recognized comprehensive income	0	0
Noncurrent assets, reclassification
Noncurrent assets, ending	82,584	74,014
Impairment Of Assets [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	216,983	213,287
Noncurrent assets, recognized in income	(146,283)	3,696
Noncurrent assets, Other		0
Noncurrent assets, recognized comprehensive income	0	0
Noncurrent assets, reclassification	0
Noncurrent assets, ending	70,700	216,983
Amortization Concession [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	49,744	62,869
Noncurrent assets, recognized in income	5,220	5,220
Noncurrent assets, Other		(18,345)
Noncurrent assets, recognized comprehensive income	0	0
Noncurrent assets, reclassification	0
Noncurrent assets, ending	54,964	49,744
Provisions For Performance And Profit Sharing [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	60,106	50,803
Noncurrent assets, recognized in income	(9,126)	9,303
Noncurrent assets, Other		0
Noncurrent assets, recognized comprehensive income	0	0
Noncurrent assets, reclassification	0
Noncurrent assets, ending	50,980	60,106
Voluntary Retirement Program [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	37,579	207,809
Noncurrent assets, recognized in income	(31,070)	(170,230)
Noncurrent assets, Other		0
Noncurrent assets, recognized comprehensive income	0	0
Noncurrent assets, reclassification	0
Noncurrent assets, ending	6,509	37,579
Research And Development And Energy Efficiency Programs [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	17,560	67,265
Noncurrent assets, recognized in income	(15,920)	(49,705)
Noncurrent assets, Other		0
Noncurrent assets, recognized comprehensive income	0	0
Noncurrent assets, reclassification	1,270
Noncurrent assets, ending	2,910	17,560
Concession Contracts [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	16,564	17,633
Noncurrent assets, recognized in income	(1,069)	(1,069)
Noncurrent assets, Other		0
Noncurrent assets, recognized comprehensive income	0	0
Noncurrent assets, reclassification	0
Noncurrent assets, ending	15,495	16,564
Taxes With Suspended Liability [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	0	89,853
Noncurrent assets, recognized in income	0	(89,853)
Noncurrent assets, Other		0
Noncurrent assets, recognized comprehensive income	0	0
Noncurrent assets, reclassification	0
Noncurrent assets, ending	0	0
Other [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	139,101	123,624
Noncurrent assets, recognized in income	46,748	15,477
Noncurrent assets, Other		0
Noncurrent assets, recognized comprehensive income	0	0
Noncurrent assets, reclassification	1,136
Noncurrent assets, ending	186,985	139,101
NONCURRENT LIABILITIES
Noncurrent liabilities, beginning	140,480	53,752
Noncurrent liabilities, recognized in income	27,501	86,971
Noncurrent liabilities,Other		0
Noncurrent liabilities, reclassification	0
Non Current Liabilties Recognized comprehensive income	710	(243)
Noncurrent liabilities, ending	168,691	140,480
Concession Contracts One [Member]
NONCURRENT LIABILITIES
Noncurrent liabilities, beginning	2,072,704	2,026,461
Noncurrent liabilities, recognized in income	(182,122)	46,243
Noncurrent liabilities,Other		0
Noncurrent liabilities, reclassification	378,018
Non Current Liabilties Recognized comprehensive income	0	0
Noncurrent liabilities, ending	2,268,600	2,072,704
Deemed Cost Of Property Plant And Equipment [Member]
NONCURRENT LIABILITIES
Noncurrent liabilities, beginning	273,145	290,918
Noncurrent liabilities, recognized in income	(21,379)	(17,773)
Noncurrent liabilities,Other		0
Noncurrent liabilities, reclassification	0
Non Current Liabilties Recognized comprehensive income	0	0
Noncurrent liabilities, ending	251,766	273,145
Accelerated Depreciation [Member]
NONCURRENT LIABILITIES
Noncurrent liabilities, beginning	162,445	146,538
Noncurrent liabilities, recognized in income	(114,567)	15,907
Noncurrent liabilities,Other		0
Noncurrent liabilities, reclassification	0
Non Current Liabilties Recognized comprehensive income	0	0
Noncurrent liabilities, ending	47,878	162,445
Right Of Use Asset [Member]
NONCURRENT LIABILITIES
Noncurrent liabilities, beginning	69,444	70,325
Noncurrent liabilities, recognized in income	6,381	(881)
Noncurrent liabilities,Other		0
Noncurrent liabilities, reclassification
Non Current Liabilties Recognized comprehensive income	0	0
Noncurrent liabilities, ending	75,825	69,444
Escrow Deposits Monetary Variation [Member]
NONCURRENT LIABILITIES
Noncurrent liabilities, beginning	48,388	84,890
Noncurrent liabilities, recognized in income	4,457	(36,502)
Noncurrent liabilities,Other		0
Noncurrent liabilities, reclassification	2,714
Non Current Liabilties Recognized comprehensive income	0	0
Noncurrent liabilities, ending	55,559	48,388
Transaction Cost On Loans And Financing And Debentures [Member]
NONCURRENT LIABILITIES
Noncurrent liabilities, beginning	47,501	41,664
Noncurrent liabilities, recognized in income	6,735	5,837
Noncurrent liabilities,Other		0
Noncurrent liabilities, reclassification	0
Non Current Liabilties Recognized comprehensive income	0	0
Noncurrent liabilities, ending	R$ 54,236	R$ 47,501